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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/09

Check here if Amendment [ ]; Amendment Number:  ______

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alliance Trust PLC
Address: 8 West Marketgait
         Dundee, Scotland DD1 1QN
         United Kingdom

Form 13F File Number: 28-13036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ian Anderson
Title: Assistant Secretary
Phone: +44 1382 321238

Signature, Place, and Date of Signing:


/s/ Ian Anderson                 Dundee, Scotland, United Kingdom  July 22, 2009
------------------------------   --------------------------------  -------------
          [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         52
Form 13F Information Table Value Total:   $754,389 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

Alliance Trust Holdings as at 30.06.2009

                               TITLE                                                                      VOTING AUTHORITY
                                OF               VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER   -----------------------
NAME OF ISSUER                 CLASS   CUSIP   (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
--------------                ------  -------  --------  ----------  ---  ----  ----------  --------  ---------  ------  ----
ABBOTT LABS COM NPV           EQUITY  2002305   34,700      737,668   SH           SOLE       NONE      737,668
ACCENTURE LTD BERM CLS'A'COM
   USD0.0000225               EQUITY  2763958    1,462       43,700   SH           SOLE       NONE       43,700
ADOBE SYSTEMS INC COM
   USD0.0001                  EQUITY  2008154   13,624      481,058   SH           SOLE       NONE      481,058
AMER TOWER CORP CL'A'COM
   USD0.01                    EQUITY  2253608   26,519      841,066   SH           SOLE       NONE      841,066
ABERCROMBIE & FITC CL'A'COM
   USD0.01                    EQUITY  2004185    6,749      265,800   SH           SOLE       NONE      265,800
AMER EXPRESS CO COM USD0.20   EQUITY  2026082      795       34,200   SH           SOLE       NONE       34,200
BAXTER INTL INC COM USD1      EQUITY  2085102   14,572      275,353   SH           SOLE       NONE      275,353
CCC GLOBAL ENVIRONMENTAL
   OPPORTUNITIES FUND LTD     EQUITY  CCC GEO   17,228      160,000   SH           SOLE       NONE      160,000
CLEAN HARBORS INC COM
   USD0.01                    EQUITY  2202473   13,782      255,455   SH           SOLE       NONE      255,455
CONSOL ENERGY INC COM
   USD0.01                    EQUITY  2413758      509       15,000   SH           SOLE       NONE       15,000
CISCO SYSTEMS COM USD0.001    EQUITY  2198163   25,950    1,392,162   SH           SOLE       NONE    1,392,162
CVS CAREMARK CORP COM STK
   USD0.01                    EQUITY  2577609   24,096      757,262   SH           SOLE       NONE      757,262
CORRECTIONS CORP COM USD0.01  EQUITY  2759418    2,124      125,000   SH           SOLE       NONE      125,000
DELL INC COM USD0.01          EQUITY  2261526    8,650      630,010   SH           SOLE       NONE      630,010
DIAMOND OFFSHORE COM USD0.01  EQUITY  2261021   45,499      547,854   SH           SOLE       NONE      547,854
AMDOCS ORD GBP0.01            EQUITY  2256908   24,601    1,149,592   SH           SOLE       NONE    1,149,592
DAVITA INC COM USD0.001       EQUITY  2898087   13,190      267,000   SH           SOLE       NONE      267,000
ENERGY SOLUTIONS I DEP SHS
   REP 1 COM USD0.01          EQUITY  B293735      734       80,000   SH           SOLE       NONE       80,000
EXELON CORP COM NPV           EQUITY  2670519   10,240      200,000   SH           SOLE       NONE      200,000
F5 NETWORK INC COM STK NPV    EQUITY  2427599      691       20,000   SH           SOLE       NONE       20,000
FLIR SYSTEMS INC COM USD0.01  EQUITY  2344717   11,957      530,000   SH           SOLE       NONE      530,000
HCC INSURANCE HLDG COM USD1   EQUITY  2400426   10,796      450,000   SH           SOLE       NONE      450,000
HEICO CORP COM USD0.01        EQUITY  2419217      616       17,000   SH           SOLE       NONE       17,000
HOLOGIC INC COM USD0.01       EQUITY  2433530    7,974      560,000   SH           SOLE       NONE      560,000
HARSCO CORP COM USD1.25       EQUITY  2412700   12,704      450,000   SH           SOLE       NONE      450,000
INTERMEC INC COM USD0.01      EQUITY  2116842    6,057      469,500   SH           SOLE       NONE      469,500
INTEL CORP COM USD0.001       EQUITY  2463247   27,488    1,661,882   SH           SOLE       NONE    1,661,882
INTEROIL CORP COM NPV         EQUITY  B02SJF9   26,763      906,900   SH           SOLE       NONE      906,900

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
ITT CORPORATION COM USD1      EQUITY  2465760   22,766      511,600   SH           SOLE       NONE      511,600
JOHNSON & JOHNSON COM USD1    EQUITY  2475833   35,216      620,661   SH           SOLE       NONE      620,661
LEUCADIA NATL CORP COM USD1   EQUITY  2513012      422       20,000   SH           SOLE       NONE       20,000
MONSANTO COM STK USD0.01      EQUITY  2654320    6,445       86,700   SH           SOLE       NONE       86,700
MCCORMICK & SCHMIC COM STK
   USD0.001                   EQUITY  B01YX34      877      115,264   SH           SOLE       NONE      115,264
VAIL RESORTS INC COM STK
   USD0.01                    EQUITY  2954194    1,068       40,000   SH           SOLE       NONE       40,000
MUELLER WATER PROD COM STK
   USD0.01 SER 'A'            EQUITY  B15RZR4   12,342    3,300,000   SH           SOLE       NONE    3,300,000
NETAPP INC COM USD0.001       EQUITY  2630643   15,177      770,000   SH           SOLE       NONE      770,000
NORTHWEST PIPE CO COM
   USD0.01                    EQUITY  2035925    1,276       36,700   SH           SOLE       NONE       36,700
NEW YORK COMMTY COM USD0.01   EQUITY  2711656   37,248    3,494,151   SH           SOLE       NONE    3,494,151
PLUM CREEK TMBR CO COM
   USD0.01                    EQUITY  2692397   12,409      416,689   SH           SOLE       NONE      416,689
PROCTER & GAMBLE COM NPV      EQUITY  2704407    6,843      134,026   SH           SOLE       NONE      134,026
PHILIP MORRIS INTL COM STK
   NPV                        EQUITY  B2PKRQ3   47,189    1,082,065   SH           SOLE       NONE    1,082,065
PSYCHIATRIC SOLUTI COM
   USD0.01                    EQUITY  2975333      908       40,000   SH           SOLE       NONE       40,000
ROSS STORES INC COM USD0.01   EQUITY  2746711   20,255      525,000   SH           SOLE       NONE      525,000
REPUBLIC SERVICES COM
   USD0.01                    EQUITY  2262530   40,611    1,663,715   SH           SOLE       NONE    1,663,715
SAFEWAY INC COM USD0.01       EQUITY  2767165   18,138      890,846   SH           SOLE       NONE      890,846
SYSCO CORP COM USD1           EQUITY  2868165    5,981      266,300   SH           SOLE       NONE      266,300
TIME WARNER INC COM USD0.01   EQUITY  B63QTN2    7,222      286,824   SH           SOLE       NONE      286,824
ULTRA PETROLEUM CP COM NPV    EQUITY  2714440    9,132      235,000   SH           SOLE       NONE      235,000
UTD TECHNOLOGIES COM USD1     EQUITY  2915500   25,465      490,083   SH           SOLE       NONE      490,083
VERIZON COMMUN COM USD0.10    EQUITY  2090571   29,923      974,700   SH           SOLE       NONE      974,700
WESTERN UNION COMP COM STK
   USD0.01                    EQUITY  B1F76F9    6,841      417,400   SH           SOLE       NONE      417,400
EXXON MOBIL CORP COM NPV      EQUITY  2326618      566        8,100   SH           SOLE       NONE        8,100

                                                         $  754,389